Inventory	12 Months Ended
Dec. 31, 2024
Inventory
Inventory

8. Inventory

Inventories consist of purchased raw materials that will be used in the manufacturing of finished goods and are valued at lower of cost or net realizable value. The cost of inventory is determined on a first-in, first-out basis. The cost of work in-process and finished goods are valued at the lower of cost or net realizable value. As at December 31, 2024, the Company’s inventory consisted of the following:

$
Outstanding as at December 31, 2023	—
Raw materials	51,973
Finished goods	65,269
Outstanding as at December 31, 2024	117,242